PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

Note 3—PREPAYMENTS AND OTHER CURRENT ASSETS

	March 31, 2018	March 31, 2017

Funds receivable from investors (i)	$—	$2,169,124
Rental deposit	404,409	264,704
Prepayments to suppliers and others	781,049	608,263
Deferred offering costs	—	399,079
Refundable acquisition deposit (ii)	—	653,766
Staff advances	63,104	40,137
Consideration receivables from nominal share issuance	—	4,281

	$1,248,562	$4,139,354

(i)

In order to attract investors, the Company launched a “monthly interest-back wallet” arrangement with a group of independent investors in July 2016 and this arrangement was ended on June 28, 2017. Under this arrangement, investors were obligated to invest in the principal of certain loan portfolio for a fixed short term period, and the Company agreed to advance the accrued interest from loan portfolio to investors prior to the due date of the loans. The investors are obligated to repay the company the advance amounts upon the due date of the loans. The arrangement is advantageous for investors as they can receive the interest payments in advance, which provides higher liquidity to the investors over the life of the loan products. The arrangement is a one- time arrangement.

(ii)

The Company made a deposit of US$653,766 to an unrelated party for a potential business cooperation. The transaction was cancelled in February 2017 and the deposit was refunded back to the Company on June 30, 2017.